UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ospraie Management, LLC
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Address:   780 Third Avenue, 42nd Floor
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           New York, New York  10017
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Form 13F File Number:     028-11391
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Vincent
           --------------------------------------------------
Title:     Chief Operating Officer
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Phone:     212-602-5057
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Signature, Place, and Date of Signing:

       /s/ Eric Vincent           New York, New York             8/15/05
       -----------------------    ---------------------------    ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        29
                                               -------------

Form 13F Information Table Value Total:        $593,943
                                               -------------
                                               (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE



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                                                                                                                VOTING AUTHORITY
           NAME OF                 TITLE                      VALUE    SHRS OR  SH/  PUT/ INVESTMENT    OTHER   ----------------
           ISSUER                 OF CLASS          CUSIP   (X $1000)  PRN AMT  PRN  CALL DISCRETION  MANA-GERS SOLE SHARED NONE
----------------------------- ----------------- ----------- ---------  -------  ---  ---------------  --------- ---- ------ ----
ANOORAQ RES CORP                    COM           03633E108     767   1,000,000  SH          SOLE             1,000,000
APOLLO GOLD CORP                    COM           03761E102     514   1,800,000  SH          SOLE             1,800,000
ARIES MARITIME TRNSPRT LTD           SHS          G0474B105   1,316     105,285  SH          SOLE               105,285
CABOT CORP                           COM          127055101  19,434     588,900  SH          SOLE               588,900
CELANESE CORP DEL                 COM SER A       150870103  20,547   1,293,100  SH          SOLE             1,293,100
CHINA PETE & CHEM CORP         SPON ADR H SHS     16941R108   9,755     250,000  SH          SOLE               250,000
CHOICEPOINT INC                      COM          170388102  21,619     539,800  SH          SOLE               539,800
GLOBAL SIGNAL INC                    COM          37944Q103   7,684     204,100  SH          SOLE               204,100
LENNAR CORP                         CL B          526057302  24,981     424,700  SH          SOLE               424,700
MACQUARIE INFRASTRUCTURE CO      SH BEN INT       55607X108  19,015     670,000  SH          SOLE               670,000
MITTAL STEEL CO N V            NY REG SH CL A     60684P101  14,161     596,500  SH          SOLE               596,500
NORANDA INC                          COM          655422103   3,431     200,000  SH          SOLE               200,000
OLYMPIC STEEL INC                    COM          68162K106   6,389     480,000  SH          SOLE               480,000
OMI CORP NEW                         COM          Y6476W104  22,987   1,209,200  SH          SOLE             1,209,200
PACTIV CORP                          COM          695257105  55,003   2,548,800  SH          SOLE             2,548,800
PERU COPPER INC               *W EXP 03/18/2006   715455101     637     600,000  SH          SOLE               600,000
PERU COPPER INC                      COM          715455101   1,167   1,100,000  SH          SOLE             1,100,000
PETROHAWK ENERGY CORP                COM          716495106  11,197   1,036,791  SH          SOLE             1,036,791
PLAINS EXPL & PRODTN CO              COM          726505100  10,304     290,000  SH          SOLE               290,000
RELIANT ENERGY INC                   COM          75952B105  22,284   1,800,000  SH          SOLE             1,800,000
REPUBLIC AWYS HLDGS INC              COM          760276105   3,187     220,567  SH          SOLE               220,567
ROYAL CARIBBEAN CRUISES LTD          COM          V7780T103  44,008     910,000  SH          SOLE               910,000
COMPANHIA SIDERURGICA NACION    SPONSORED ADR     20440W105  10,901     675,000  SH          SOLE               675,000
SMURFIT-STONE CONTAINER CORP         COM          832727101  11,187   1,100,000  SH          SOLE             1,100,000
TEMPLE INLAND INC                    COM          879868107  89,160   2,400,000  SH          SOLE             2,400,000
TYCO INTL LTD NEW                    COM          902124106  57,670   1,975,000  SH          SOLE             1,975,000
UNOCAL CORP                          COM          915289102  24,394     375,000  SH          SOLE               375,000
XERIUM TECHNOLOGIES INC              COM          98416J100   5,214     440,000  SH          SOLE               440,000
XTO ENERGY INC                       COM          98385X106  75,030   2,207,400  SH          SOLE             2,207,400


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